Convertible Notes	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Convertible Notes [Abstract]
CONVERTIBLE NOTES

14. CONVERTIBLE NOTES

On September 18, 2024, the Company entered into a securities purchase agreement (“SPA”) with certain institutional investors, pursuant to which, the Company issued to the investors (the “Holders”), (i) convertible promissory notes in the aggregate principal amount of US$10,830,000 (the “Par value”), bearing interest at a rate of 8% per annum and having a term of one year from issuance date, issued with an aggregate original issue discount of US$800,000, and (ii) 9,300,000 Class A Ordinary Shares (“Pre-delivery Shares”) of the Company in aggregate at the purchase price equal to par value of US$0.00025 per share, which is for pre-delivery and subject to the Company’s repurchase right upon repayment of the notes. The Holders have the right at any time upon issuance until the Outstanding Balance (the principal amount plus accrued but unpaid interest of being repaid, collection and enforcements costs incurred by lender, transfer, stamp, issuance and similar taxes and fees related to conversions, and any other fees or charges incurred under this convertible note as of any date of determination) has been paid in full, at their election, to convert all or any portion of the Outstanding Balance into shares at the price of the lower of (i) $1.20, or (ii) 70% of the lowest closing price of the Company’s ordinary shares during the 60-trading day period immediately preceding the date on which a conversion notice is provided to the Company.

In addition, pursuant to the securities purchase agreement, the Company has the option to prepay the notes with payment of an amount equal to 120% of the Outstanding Balance. In the event that the Company receives a delisting notice from the Nasdaq Stock Market LLC, the Holders have rights to request redemption of the notes by the Company. In the event that the Company has redeemed an amount equal to half of original principal amount in cash, any subsequent redemption in cash is subject to a twenty-five percent (25%) premium. The securities purchase agreement and the notes contain certain other representations and warranties, covenants and events of default customary for similar transactions.

On October 16, 2024 (the “Closing Date”), the Company completed its issuance and sale of the note and issuance of Class A Ordinary Shares pursuant to the securities purchase agreement. The gross proceeds from the sale of the notes were $10,000,000, prior to deducting transaction fees and estimated expenses. The Company intended to use the proceeds for working capital and general corporate purposes.

On December 18, 2024, the Company and the Holders entered into an amendment to SPA, pursuant to which, (i) the parties mutually agreed to add a conversion floor price of $0.24 per share to the convertible promissory notes, and (ii) the parties mutually agreed to add the maximum number of the conversion shares that each Note Investor may receive and the Company shall issue under the securities purchase agreement and applicable the convertible notes.

The Company has identified and evaluated the embedded features of the convertible notes, and concluded that (i) the Company call option, contingent interest features for event of default, and event of delisting put option are clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815, (ii) the conversion right is eligible for a scope exception from derivative accounting and is not required to be bifurcated under ASC 815. Consequently, the Company accounts for the convertible notes as a liability following the respective guidance of ASC 815 and ASC 470.

As Pre-delivery shares can be separately exercised, i.e. each can continue to exist unchanged when the other is exercised, the Company concluded that they were freestanding. The Pre-delivery Shares are considered a form of stock borrowing facility and are accounted for as own-share lending arrangement. The Company did not receive any proceeds or pay any consideration related to the Pre-delivery Shares, except that the Company received a one-time nominal fee of US$2,325 upon the issuance of the Pre-delivery Shares and will pay the same amount to the investors upon the return of Pre-delivery Shares, respectively. The Pre-delivery Shares were issued on October 16, 2024. The Company accounted for the share lending arrangement as an issuance cost and recorded at fair value upon issuance date against additional paid-in capital. Although legally issued, the Pre-delivery Shares were not considered outstanding and therefore excluded from basic and diluted earnings (loss) per share unless default of the share lending arrangement occurs, at which time the Pre-delivery Shares would be included in the basic and diluted earnings (loss) per share calculation.

The amortized cost of the convertible notes as of March 31, 2025 consisted of the following:

As of March 31,
2025
Convertible notes- Issued in September, 2024	$10,000,000
Less debt discount and debt issuance cost	(351,000)
Fair value adjustment for Pre-Delivery Shares related to the issuance of convertible notes	(1,764,675)
Convertible Notes	7,884,325
Interest payable of convertible notes (including amortization of issuance cost)	1,555,689
Total convertible notes and interest payable of convertible notes	$9,440,014

Based on the calculation model, the internal rate of return of the convertible notes is 42.52%.

14. CONVERTIBLE BONDS

On September 18, 2024, the Company entered into a securities purchase agreement (“SPA”) with certain institutional investors, pursuant to which, the Company issued to the investors (the “Holders”), (i) convertible promissory notes in the aggregate principal amount of US$10,830,000 (the “Par value”), bearing interest at a rate of 8% per annum and having a term of one year from issuance date, issued with an aggregate original issue discount of US$800,000, and (ii) 9,300,000 Class A Ordinary Shares (“Pre-delivery Shares”) of the Company in aggregate at the purchase price equal to par value of US$0.00025 per share, which is for pre-delivery and subject to the Company’s repurchase right upon repayment of the notes. The Holders have the right at any time upon issuance until the Outstanding Balance (the principal amount plus accrued but unpaid interest of being repaid, collection and enforcements costs incurred by lender, transfer, stamp, issuance and similar taxes and fees related to conversions, and any other fees or charges incurred under this convertible note as of any date of determination) has been paid in full, at their election, to convert all or any portion of the Outstanding Balance into shares at the price of the lower of (i) $1.20, or (ii) 70% of the lowest closing price of the Company’s ordinary shares during the 60-trading day period immediately preceding the date on which a conversion notice is provided to the Company.

In addition, pursuant to the securities purchase agreement, the Company has the option to prepay the notes with payment of an amount equal to 120% of the Outstanding Balance. In the event that the Company receives a delisting notice from the Nasdaq Stock Market LLC, the Holders have rights to request redemption of the notes by the Company. In the event that the Company has redeemed an amount equal to half of original principal amount in cash, any subsequent redemption in cash is subject to a twenty-five percent (25%) premium. The securities purchase agreement and the notes contain certain other representations and warranties, covenants and events of default customary for similar transactions.

On October 16, 2024 (the “Closing Date”), the Company completed its issuance and sale of the note and issuance of Class A Ordinary Shares pursuant to the securities purchase agreement. The gross proceeds from the sale of the notes were $10,000,000, prior to deducting transaction fees and estimated expenses. The Company intended to use the proceeds for working capital and general corporate purposes.

On December 18, 2024, the Company and the Holders entered into an amendment to SPA, pursuant to which, (i) the parties mutually agreed to add a conversion floor price of $0.24 per share to the convertible promissory notes, and (ii) the parties mutually agreed to add the maximum number of the conversion shares that each Note Investor may receive and the Company shall issue under the securities purchase agreement and applicable the convertible notes.

The Company has identified and evaluated the embedded features of the convertible notes, and concluded that (i) the Company call option, contingent interest features for event of default, and event of delisting put option are clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815, (ii) the conversion right is eligible for a scope exception from derivative accounting and is not required to be bifurcated under ASC 815. Consequently, the Company accounts for the convertible notes as a liability following the respective guidance of ASC 815 and ASC 470.

As Pre-delivery shares can be separately exercised, i.e. each can continue to exist unchanged when the other is exercised, the Company concluded that they were freestanding. The Pre-delivery Shares are considered a form of stock borrowing facility and are accounted for as own-share lending arrangement. The Company did not receive any proceeds or pay any consideration related to the Pre-delivery Shares, except that the Company received a one-time nominal fee of US$2,325 upon the issuance of the Pre-delivery Shares and will pay the same amount to the investors upon the return of Pre-delivery Shares, respectively. The Pre-delivery Shares were issued on October 16, 2025. The Company accounted for the share lending arrangement as an issuance cost and recorded at fair value upon issuance date against additional paid-in capital. Although legally issued, the Pre-delivery Shares were not considered outstanding and therefore excluded from basic and diluted earnings (loss) per share unless default of the share lending arrangement occurs, at which time the Pre-delivery Shares would be included in the basic and diluted earnings (loss) per share calculation.

The amortized cost of the convertible notes as of September 30, 2024 consisted of the following:

As of September 30,
2024
Convertible Notes- Issued in September, 2024	$999,957
Less debt discount and debt issuance cost	35,092
Total	$964,865